Other operating income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other operating income
Capital gain, net	$ 10.9	$ 42.7	$ 8.7
Sundry	3.5	6.2	5.8
Total other operating income	$ 14.4	$ 48.9	$ 14.5